Property and Equipment - Summary of Depreciation Expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 88,000	$ 96,000	$ 248,000	$ 228,000	$ 322,000	$ 214,000